Major Commitments and Contingencies (Environmental Matters) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrual for Environmental Loss Contingencies [Roll Forward]
Beginning of year	$ 58	$ 59	$ 56
Accruals and other	15	17	27
Payments	(19)	(19)	(26)
Foreign exchange	2	1	2
End of year	56	58	59
Current portion - End of year	$ 40	39	41
Anticipated environmental liability disbursement time frame (in years)	5 years
Regulatory Compliance [Abstract]
Environmental operating expenses	$ 47	32	31
Environmental capital expenditures	$ 27	$ 13	$ 19